SCHEDULE OF ACCOUNTS PAYABLE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accounts payable to related parties	$ 278,225
Guangyi Sui [Member]
Related Party Transaction [Line Items]
Accounts payable to related parties	89,745
Qilun Classical Art Creation (Shenzhen) Studio [Member]
Related Party Transaction [Line Items]
Accounts payable to related parties	$ 188,480